Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Financial Instruments
Derivative Financial Instruments

P. Derivative Financial Instruments

        We use derivatives to manage exposures to interest rate and foreign currency risks. At September 30, 2012, we had interest rate swap agreements entered into with a related counterparty and two interest rate cap agreements entered into with an unrelated counterparty in connection with a secured financing transaction. Our interest rate swap agreements mature through 2015, and our interest rate cap agreements mature in 2018. Previously we were also party to two foreign currency swap agreements that matured during 2011 and were entered into with a related counterparty.

        All our interest rate swap and foreign currency swap agreements have been or were designated as cash flow hedges and changes in fair value of cash flow hedges are recorded in OCI. Where hedge accounting is not achieved, the change in fair value of the derivative is recorded in income. We have not designated the interest rate cap agreements as hedges, and all changes in fair value are recorded in income.

        We have previously de-designated and re-designated certain of our derivative contracts. The balance accumulated in AOCI at the time of the de-designation is amortized into income over the remaining life of the underlying derivative.

        All of our interest rate swap agreements are subject to a master netting agreement, which would allow the netting of derivative assets and liabilities in the case of default under any one contract. Our interest rate swap agreements are recorded at fair value on our balance sheet in Derivative liabilities (see Note O—Fair Value Measurements). Our interest rate cap agreements are recorded at fair value and included in Lease receivables and other assets. Our derivative contracts do not have any credit risk related contingent features and we are not required to post collateral under any of our existing derivative contracts.

        Derivatives have notional amounts, which generally represent amounts used to calculate contractual cash flows to be exchanged under the contract. The following table presents notional and fair values of derivatives outstanding:

	Asset Derivatives		Liability Derivatives
	Notional Value	Fair Value	Notional Value	Fair Value
	(Dollars in thousands)
September 30, 2012
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$365,982	$(23,910)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$69,036	$70	$—	$—

Total derivatives		$70		$(23,910)

December 31, 2011
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198	$—	$—

Total derivatives		$198		$(31,756)

(a)
Converts floating interest rate debt into fixed rate debt.

(a)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

        We recorded the following in OCI related to derivative instruments designated as hedging instruments:

	(Loss) Gain
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)	$2,275	$9,908	$5,715	$17,604
Foreign exchange swap agreements(b)	—	2,113	—	140,029
Amortization of balances of de-designated hedges and other adjustments	282	610	847	2,525
Foreign exchange component of cross currency swaps charged (credited) to income	—	11,400	—	(104,800)
Income tax effect	(904)	(8,411)	(2,216)	(19,375)

Net changes in fair value of cash flow hedges, net of taxes	$1,653	$15,620	$4,346	$35,983

(a)
Includes the following amounts for the following periods:

Three months ended September 30, 2012 and 2011: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(1,898) and $3,730, respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $4,173 and $6,178, respectively.

Nine months ended September 30, 2012 and 2011: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(8,136) and $(1,988), respectively and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $13,851 and $19,592, respectively.

(b)
Includes the following amounts for the following periods:

Three months ended September 30, 2011: (i) effective portion of the unrealized gain or (loss) on derivative position of $(8,785); and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $10,898.

Nine months ended September 30, 2011: (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $31,320.

        We estimate that within the next twelve months, we will amortize into earnings approximately $14.1 million of the pre-tax balance in AOCI under cash flow hedge accounting in connection with our program to convert debt from floating to fixed interest rates.

        The following table presents the effect of derivatives recorded in Other Expenses on the Condensed, Consolidated Statements of Income:

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Ineffectiveness recorded on interest rate swap agreements(a)	$(19)	$(27)	$(64)	$(85)
Ineffectiveness recorded on foreign exchange swap agreements(a)	—	—	—	1,008

Total	(19)	(27)	(64)	923

Derivatives Not Designated as a Hedge:
Interest rate cap agreements	174	(341)	368	(1,467)

Reconciliation to Condensed, Consolidated Statements of Income:
Income effect of maturing derivative contracts	—	(6,502)	—	(6,502)

Reclassification of amounts de-designated as hedges recorded in AOCI	(282)	(610)	(847)	(2,525)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates recorded in Other Expenses	$(127)	$(7,480)	$(543)	$(9,571)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

Note U—Derivative Financial Instruments

        We use derivatives to manage exposures to interest rate and foreign currency risks. At December 31, 2011, we had interest rate swap agreements with a related counterparty and interest rate cap agreements with an unrelated counterparty. During the year ended December 31, 2011, we were party to two foreign currency swap agreements with a related counterparty that matured during such period.

        We record changes in fair value of derivatives in income or OCI depending on the designation of the hedge as either a fair value hedge or cash flow hedge, respectively. Where hedge accounting is not achieved, the change in fair value of the derivative is recorded in income. In the case of a de-designation of a derivative contract, the balance accumulated in AOCI at the time of the de-designation is amortized into income over the remaining life of the underlying derivative. Our interest rate swap agreements mature through 2015, and our interest rate cap agreements mature in 2018.

        We have entered into two interest rate cap agreements with an unrelated counterparty in connection with a secured financing transaction. We have not designated the interest rate caps as hedges, and all changes in fair value are recorded in income.

        All of our interest rate swap agreements are subject to a master netting agreement, which would allow the netting of derivative assets and liabilities in the case of default under any one contract. During the second quarter of 2011, we novated our master netting agreement, changing our counterparty from AIGFP to AIG Markets, Inc., both wholly owned subsidiaries of AIG. All other terms of our master netting agreement remained unchanged and all instruments designated as hedges continued to qualify for their respective treatment under US GAAP. Our interest rate swap agreements are recorded at fair value on our balance sheet on a net basis in Derivative assets and Derivative liabilities (see Note T—Fair Value Measurements). Our interest rate cap agreements are included in Lease receivables and other assets. We account for all of our interest rate swap and foreign currency swap agreements as cash flow hedges. We do not have any credit risk related contingent features and are not required to post collateral under any of our existing derivative contracts.

        Derivatives have notional amounts, which generally represent amounts used to calculate contractual cash flows to be exchanged under the contract. The following table presents notional and fair values of derivatives outstanding at the following dates:

	Asset Derivatives		Liability Derivatives
	Notional Value	USD Fair Value	Notional Value	USD Fair Value
	(In thousands)
December 31, 2011:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)
Foreign exchange swap agreements	€—	—	—	—

Total derivatives designated as hedging instruments		$—		$(31,756)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198		$—

Total derivatives		$198		$(31,756)

December 31, 2010:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$625,717	$(56,244)
Foreign exchange swap agreements	€1,000,000	114,431	$—	$—

Total derivatives designated as hedging instruments		$114,431		$(56,244)

Derivatives not designated as hedging instruments:
Interest rate cap agreements	$89,520	$1,963	$—	$—

Total derivatives(c)		$116,394		$(56,244)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the 2011 Consolidated Balance Sheet.

(c)
Derivative assets and liabilities are presented net in Derivative assets on the 2010 Consolidated Balance Sheet.

        During the years ended December 31, 2011, 2010 and 2009, we recorded the following in OCI related to derivative instruments:

	December 31
Gain (Loss)	2011	2010	2009
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives(a):
Interest rate swap agreements(b)	$23,059	$3,949	$44,176
Foreign exchange swap agreements(c)	140,029	(111,473)	116,441
Amortization of balances of de-designated hedges and other adjustments	2,809	3,372	(485)
Foreign exchange component of cross currency swaps credited (charged) to income	(104,800)	225,700	(114,620)
Income tax effect	(21,384)	(42,542)	(15,929)

Net changes in cash flow hedges, net of taxes	$39,713	$79,006	$29,583

(a)
Includes $7.0 million, $23.3 million and $(12.7) million of combined CVA and MVA for the years ended December 31, 2011, 2010 and 2009.

(b)
Includes the following amounts for the following periods:
Year ended December 31, 2011, 2010 and 2009:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(2,166), $(27,733) and $7,260, respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $(25,225), $(31,682) and $(36,916), respectively.

(c)
Includes the following amounts for the following periods:
Year ended December 31, 2011, 2010 and 2009:    (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709, $(172,003) and $66,037, respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $(31,320), $(60,530) and $(50,404), respectively. Also included in this amount is a loss on matured swaps of $(6,502) for the year ended December 31, 2011.

        We estimate that within the next twelve months, we will amortize into earnings approximately $(17.1) million of the pre-tax balance in AOCI under cash flow hedge accounting in connection with our program to convert debt from floating to fixed interest rates.

        The following table presents the effect of derivatives recorded in the Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009:

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	December 31,
	2011	2010	2009
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(111)	$(156)	$(868)
Foreign exchange swap agreements	1,008	(26,788)	12,791

Total	897	(26,944)	11,923

Derivatives Not Designated as a Hedge:
Interest rate cap agreements(b)	(1,394)	(2,062)	(647)
Reconciliation to Consolidated Statements of Operations:
Income effect of maturing derivative contracts	(6,502)	(15,409)	9,689
Reclassification of amounts de-designated as hedges recorded in AOCI	(2,809)	(3,372)	485

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(9,808)	$(47,787)	$21,450

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

(b)
An additional $(0.4) million, $(0.1) million and $(0.8) million of amortization of premium paid to the derivative counterparty was recognized in Interest expense during the years ended December 31, 2011, 2010 and 2009, respectively.